Significant accounting judgments, estimates and assumptions (Details) - E C L [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Credit card and loan	$ 5,021,996
Upside [Member]
IfrsStatementLineItems [Line Items]
Credit card and loan	4,708,093
Base Case [Member]
IfrsStatementLineItems [Line Items]
Credit card and loan	4,957,850
Downside [Member]
IfrsStatementLineItems [Line Items]
Credit card and loan	$ 5,403,461